4. Oil and Gas Properties, net	6 Months Ended	12 Months Ended
	May. 31, 2015	Nov. 30, 2014
Extractive Industries [Abstract]
4. Oil and Gas Properties

Oil and gas properties consist of the following at May 31, 2015 and November 30, 2014, respectively:

	May 31,	November 30,
	2015	2014
Oil and gas properties:
Beaver County, Utah Prospect	$30,000	$30,000
Iron County, Utah Prospect	864,628	659,331
Total oil and gas properties	894,628	689,331
Less impairment	(30,000)	(30,000)
Oil and gas properties, net	$864,628	$659,331

Tidewater Agreement

On August 19, 2014, the Company completed the acquisition of oil and gas leases issued by the U.S. Bureau of Land Management (the “BLM”) covering approximately 36,620 acres in Iron County, Utah (the “Tidewater Leases”) pursuant to a letter agreement entered into with Tidewater Oil & Gas Company, LLC (“Tidewater”) as of November 13, 2013 (as amended, the “Tidewater Agreement”). The acreage subject to the Tidewater Leases is located in an area known as the Parowan Prospect in the Central Utah Overthrust region of southwestern Utah. Virtus acquired an 87.5% working interest and an 80% net revenue interest in the Leases.

The aggregate purchase price of the Leases was $290,000, which was paid in installments beginning in December 2013. Virtus made the final payment of the purchase price on August 1, 2014, and thereafter the Company and Tidewater subsequently prepared and executed the appropriate assignments and other forms required by the BLM and the county clerk to reflect the assignment of the Leases from Tidewater to Virtus. Tidewater’s sale of the leases was subject to the approval of the U.S. District Court for the District of Colorado (the “Bankruptcy Court”), which is presiding over Tidewater’s Chapter 11 bankruptcy proceedings. The Bankruptcy Court approved the sale of the leases on December 11, 2013.

The Tidewater Agreement contemplates the drilling of an initial 12,000 foot vertical test well in the Jurassic-Navajo, Permian-Kaibab formation on the leases. Although Tidewater will retain a 12.5% working interest in the leases, the Company has agreed to pay 100% of the cost of drilling and completing this test well, which is estimated to be approximately $2.5 million. The Company has agreed to pre-pay such costs at least 30 days prior to the spud date, which was expected to be no later than February 3, 2015. However, the Company and Tidewater extended the date to September 1, 2015, by a First Amendment to Letter Agreement dated May 6, 2014. If the Company fails to prepay such costs and/or fails to timely complete the initial test well, it will forfeit its interests in the oil and gas leases and Tidewater will retain the purchase price.

During the six months ended May 31, 2015, the Company made payments of $51,126 on expiring leases covered by the Tidewater Agreement, $10,000 for a survey for a drilling location, $24,750 for a lease modification, $100,000 mobilization fee on a drilling contract, and $19,421 in drilling permit acquisition costs, for a total of $205,297.

TJBB Agreement

On September 22, 2014, the Company, made the last payment ($75,000) required for the acquisition of BLM oil and gas leases covering approximately 18,690.50 acres in Iron County, Utah (the “TJBB Leases”) pursuant to a letter agreement with Tom Johnson and Bill Berryman (“TJBB”), dated May 6, 2014 (the “TJBB Agreement”). The total purchase price for the TJBB Leases was $168,215. The acreage subject to the TJBB Leases is also located in an area known as the Parowan Prospect in the Central Utah Overthrust region of southwestern Utah.

Pursuant to the TJBB Agreement, the purchase price for the leases was $168,215, which was paid in installments from May through September of 2014. The Company acquired an 87.5% working interest and an 80% net revenue interest in the TJBB Leases and TJBB retained a 12.5% working interest in the TJBB Leases. Pursuant to the TJBB Leases, we are obligated to pay 100% of the cost to (i) drill and complete an initial 7,000 foot vertical test well in the Jurassic-Navajo, Permian-Kaibab by July 31, 2015, which is estimated to cost $500,000, and (ii) drill a secondary 12,000 foot vertical test well in the Jurassic-Navajo, Permian-Kaibab by March 1, 2016. If the Company fails to drill and complete the initial test well and the secondary well in the Jurassic-Navajo, Permian-Kaibab formation by the deadline under the TJBB Agreement, the Company will forfeit its interest in the TJBB Leases.

TJBB Amendment; Extension of Deadline; Drilling Contract

On April 2, 2015, the Company, entered into the First Amendment to Letter Agreement (the “TJBB Amendment”) with Tom Johnson and Bill Berryman (collectively, “TJBB”), which amends the letter agreement dated May 6, 2014, previously entered into by the Company and TJBB (the “TJBB Agreement”). Pursuant to the TJBB Agreement, the Company agreed to purchase an 87.5% working interest in oil and gas leases covering approximately 18,690.50 acres in Iron County, Utah.

Pursuant to the TJBB Agreement, the Company anticipated that it would drill a 12,000-foot test well in the Jurassic-Navajo, Permian-Kaibab formation on the leases no later than June 2015. The TJBB Amendment modified the TJBB Agreement by postponing the deadline to drill the 12,000-foot test well to March 1, 2016, and replacing the commitment with an initial test well contemplated to a depth of 7,000-foot, or a depth sufficient to test the Jurassic-Navajo formation, on or before July 30, 2015.

In anticipation of the change in the drilling obligations under the TJBB Agreement, the Company has entered into a drilling agreement with Energy Drilling, LLC (“Energy Drilling”) to drill a 7,000-foot vertical well on the Company’s oil and gas leases in Iron County, Utah. The Company will pay Energy Drilling a mobilization fee of $100,000, plus a mobilization rate of $11,900 per day, plus the actual cost of all required equipment, labor, services and permits to drill the well. Energy Drilling will begin drilling the well as soon as reasonably practicable after receiving the appropriate permits. The contract also provides for the Company to pay Energy Drilling a demobilization fee of $110,000 and a demobilization rate of $11,900 per day. On May 27, 2015 the Company paid the mobilization fee in the amount of $100,000.

In consideration of entering into the TJBB Amendment, the Company issued an aggregate 50,000 restricted shares of its Common Stock, valued at $24,750, to TJBB in a private transaction that was exempt from applicable registration requirements. Except for the amendments described above, the TJBB Agreement will remain unchanged and in full force and effect.

Pioneer Agreement

On October 19, 2013, the Company entered into a Purchase Agreement with Pioneer Oil and Gas, pursuant to which the Company agreed to purchase two separate oil and gas leases issued by the BLM covering approximately 4,150 acres in Beaver County, Utah, for an aggregate purchase price of $460,000. The Company made an initial payment of $30,000 to Seller on October 25, 2013, but did not make any subsequent payments because it chose not to pursue development of those leases. On December 23, 2013, the Company delivered written notice to Seller of the Company’s intention to terminate the purchase agreement. As a result, the agreement was terminated by seller in December 2013, and the Company forfeited its initial payment and any rights to the subject leases.

Seismic Exchange

On July 1, 2014, the Company engaged Seismic Exchange, Inc., a Louisiana corporation (“SEI”), to provide certain two-dimensional seismic data covering approximately 47.44 square miles for an aggregate purchase price of $98,434. The seismic data includes geophysical and geological information along the Parowan Prospect in Iron County, Utah, where the Company had acquired its working interest in oil and gas leases covering an aggregate 55,477.50 acres. The License Agreement has a term of seven years from the effective date of June 12, 2014, subject to earlier termination by SEI upon a material breach by the Company. The term of the Supplemental Agreement attached to the License Agreement will end 20 years after the effective date. The seismic data acquired from SEI is intended to provide the Company with a greater understanding of the subsurface geology and aid its geologists in selecting the optimal location to drill its first well. The Company has had the data reprocessed and integrated with its existing seismic data to outline potential drilling prospects. The Company has selected a drilling location for the first well that it expects to drill in the Parowan Prospect and has applied for a permit to drill this well.

Tidewater Agreement

On August 19, 2014, Virtus Oil & Gas Corp. completed the acquisition of oil and gas leases issued by the U.S. Bureau of Land Management (the “BLM”) covering approximately 36,787 acres in Iron County, Utah (the “Tidewater Leases”) pursuant to a letter agreement entered into with Tidewater Oil & Gas Company, LLC (“Tidewater”) as of November 13, 2013 (as amended, the “Tidewater Agreement”).  The acreage subject to the Tidewater Leases is located in an area known as the Parowan Prospect in the Central Utah Overthrust region of southwestern Utah. Virtus acquired an 87.5% working interest and an 80% net revenue interest in the Leases.

The aggregate purchase price of the Leases was $290,000, which was paid in installments beginning in December 2013. Virtus made the final payment of the purchase price on August 1, 2014, and thereafter the Company and Tidewater subsequently prepared and executed the appropriate assignments and other forms required by the BLM and the county clerk to reflect the assignment of the Leases from Tidewater to Virtus. Tidewater’s sale of the leases was subject to the approval of the U.S. District Court for the District of Colorado (the “Bankruptcy Court”), which is presiding over Tidewater’s Chapter 11 bankruptcy proceedings. The Bankruptcy Court approved the sale of the leases on December 11, 2013.

The Tidewater Agreement contemplates the drilling of an initial 12,000 foot vertical test well in the Jurassic-Navajo, Permian-Kaibab formation on the leases. Although Tidewater retained a 12.5% working interest in the Tidewater Leases, the Company agreed to pay 100% of the cost of drilling and completing this test well, which is estimated to be approximately $2.5 million. The Company has agreed to pre-pay such costs at least 30 days prior to the spud date, which was originally required to be no later than February 3, 2015. However, the Company and Tidewater extended the date to September 1, 2015, by a First Amendment to Letter Agreement dated May 6, 2014. If the Company fails to prepay such costs, it will forfeit its interests in the Tidewater Leases to Tidewater, along with the purchase price and any other costs or fees paid under the Tidewater Agreement. On October 14, 2014, the Company paid $17,274 to Tidewater for reimbursement of costs. In addition to the payments made under the Tidewater Agreement, the Company incurred $171,584 in capitalized exploration costs for a total of $491,116.

TJBB Agreement

On September 22, 2014, the Company, made the last payment ($75,000) required for the acquisition of BLM oil and gas leases covering approximately 18,690.50 acres in Iron County, Utah (the “TJBB Leases”) pursuant to a letter agreement with Tom Johnson and Bill Berryman (“TJBB”), dated May 6, 2014 (the “TJBB Agreement”). The total purchase price for the TJBB Leases was $168,215. The acreage subject to the TJBB Leases is also located in an area known as the Parowan Prospect in the Central Utah Overthrust region of southwestern Utah.

Pursuant to the TJBB Agreement, the purchase price for the leases was $168,215, which was paid in installments from May through September of 2014. The Company acquired an 87.5% working interest and an 80% net revenue interest in the TJBB Leases. TJBB retained a 12.5% working interest in the TJBB Leases, although the Company agreed to pay 100% of the cost of drilling and completing a 12,000 foot vertical test well in the Jurassic-Navajo, Permian-Kaibab formation by September 1, 2015. The Company’s requirement to drill the initial test well is contained in both the Tidewater Agreement and the TJBB Agreement, and by drilling one well in the noted formation, the Company believes it will have satisfied its initial test well drilling obligation under each of those agreements. If the Company fails to drill and complete the initial test well in the Jurassic-Navajo, Permian-Kaibab formation by the deadline under the TJBB Agreement, the Company will forfeit its interest in the leases covered by both the TJBB Agreement and the Tidewater Agreement.

Pioneer Agreement

On October 19, 2013, the Company entered into a Purchase Agreement with Pioneer Oil and Gas, pursuant to which the Company agreed to purchase two separate oil and gas leases issued by the BLM covering approximately 4,150 acres in Beaver County, Utah, for an aggregate purchase price of $460,000. The Company made an initial payment of $30,000 to Seller on October 25, 2013, but did not make any subsequent payments because it chose not to pursue development of those leases. On December 23, 2013, the Company delivered written notice to Seller of the Company’s intention to terminate the purchase agreement. As a result, the agreement was terminated by seller in December 2013, and the Company forfeited its initial payment and any rights to the subject leases.

Seismic Exchange

On July 1, 2014, the Company engaged Seismic Exchange, Inc., a Louisiana corporation (“SEI”), to provide certain two-dimensional seismic data covering approximately 47.44 square miles for an aggregate purchase price of $98,434. The seismic data includes geophysical and geological information along the Parowan Prospect in Iron County, Utah, where the Company had acquired its working interest in oil and gas leases covering an aggregate 55,477.50 acres. The License Agreement has a term of seven years from the effective date of June 12, 2014, subject to earlier termination by SEI upon a material breach by the Company. The term of the Supplemental Agreement attached to the License Agreement will end 20 years after the effective date. The seismic data acquired from SEI is intended to provide the Company with a greater understanding of the subsurface geology and aid its geologists in selecting the optimal location to drill its first well. The Company has had the data reprocessed and integrated with its existing seismic data to outline potential drilling prospects. The Company has selected a drilling location for the first well that it expects to drill in the Parowan Prospect and has applied for a permit to drill this well.